Offerings - Offering: 1	Oct. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 281,421,060.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 24,483.63
Offering Note	(a) Calculated as the aggregate maximum purchase price for units of limited liability company interest. (b) Calculated at 0.0087% of the Transaction Valuation.